Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2025
Right of Use Assets [Abstract]
Schedule of Information Related to Operating Lease Activities

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Right-of-use assets, net	4,845	17,795	2,484

Operating lease liabilities - current	4,098	4,612	644
Operating lease liabilities - non-current	700	11,956	1,669
Total operating lease liabilities	4,798	16,568	2,313

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024 and June 30, 2025:

	As of December 31,	As of December 31,
	2024	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.25	4.0
Weighted average discount rate (%)	4.75	4.58

Information related to operating lease activities for the six months ended June 30, 2024 and 2025 is set forth below:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Operating lease right-of-use assets obtained in exchange for lease liabilities	-	16,442	2,295

Operating lease expense
Amortization of right-of-use assets	3,613	3,492	487
Interest of lease liabilities	239	280	39
Total operating lease expense	3,852	3,772	526

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

	RMB	US$
Twelve months ending June 30,
2026	5,115	714
2027	3,541	494
2028	3,614	504
2029	3,686	515
2030	1,861	260
Total future minimum lease payments	17,817	2,487
Less: imputed interest	(1,249)	(174)
Present value of lease liabilities	16,568	2,313